CONSTRUCTION CONTRACT	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Contractors [Abstract]
Long-term Contracts or Programs Disclosure [Text Block]
18.	CONSTRUCTION CONTRACT

(i)	Cost and estimated earnings in excess of billings on uncompleted contracts
	June 30, 2013	December 31, 2012

Cost	$2,505,402	$3,755,046
Estimated earnings	4,746,626	8,307,452
Less: Billings	(5,965,253)	(9,725,618)
Costs and estimated earnings in excess of billings on uncompleted contract	$1,286,775	$2,336,880

(ii)	Cost and estimated earnings in excess of billings on uncompleted contracts

	June 30, 2013	December 31, 2012

Billings	$14,916,618	$9,810,427
Less: Cost	(4,302,086)	(1,886,705)
Estimated earnings	(9,692,157)	(5,133,638)
Billing in excess of costs and estimated earnings on uncompleted contract	$922,375	$2,790,084

(iii)	Overall

	June 30, 2013	December 31, 2012
Cost	$6,807,488	$5,641,751
Estimated earnings	14,438,783	13,441,090
Less: Billings	(20,881,871)	(19,536,045)
Cost and estimated earnings in excess of billings on uncompleted contract/(Billing in excess of Costs and estimated earnings on uncompleted contract)	$364,400	$(453,204)

23.	CONSTRUCTION CONTRACTS

(i)	Construction Billing in Excess of Costs and Estimated Earnings on uncompleted contracts.
	2012	2011

Billings	$9,810,427	$19,066,400
Less: Costs	(1,886,705)	(8,249,145)
Estimated earnings	(5,133,638)	(8,855,136)
Billing in excess of costs and estimated earnings on uncompleted contract	$2,790,084	$1,962,119

(ii)	Costs and estimated earnings in excess of billing on uncompleted contracts

	2012	2011

Costs	$3,755,046	$887,540
Estimated earnings	8,307,452	1,974,204
Less: Billings	(9,725,618)	(2,405,640)
Costs and estimated earnings in excess of billings on uncompleted contract	$2,336,880	$456,104

(iii)	Billings on uncompleted contracts in excess of costs and estimated earning

	2012	2011

Billings	$19,536,045	$21,472,040
Less: Costs	(5,641,751)	(9,136,685)
Estimated earnings	(13,441,090)	(10,829,340)
Billing in excess of costs and estimated earnings on uncompleted contract	$453,204	$1,506,015